ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
10.	ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivables	5,130,289,380	4,762,291,432
Allowance for doubtful accounts	(376,574,061)	(264,656,904)
Accounts receivable, net	4,753,715,319	4,497,634,528

As of December 31, 2016 and 2017, accounts receivable with net book value of nil and RMB78,951,541 were pledged as collateral for the Group’s borrowings (Note 22).

Movement of allowance of doubtful accounts

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
At beginning of year	428,570,077	335,713,383	376,574,061
Addition	151,959,676	274,128,700	147,474,390
Write-off	(38,500,106)	(41,816,165)	-
Reversal	(206,316,264)	(191,451,857)	(259,391,547)
At end of year	335,713,383	376,574,061	264,656,904

Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.

Decrease in the addition of allowance of doubtful account in the year ended December 31, 2017, was mainly due to the Group’s increase of credit sales in emerging markets, such as Mexico and Brazil, of which account receivables are generally secured by letters of credits. Risk of collectability associated with these receivables is believed to be lower than that of other markets.